Cover	12 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	GREENWAVE TECHNOLOGY SOLUTIONS, INC.
Entity Central Index Key	0001589149
Entity Tax Identification Number	46-2612944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	277 Suburban Drive
Entity Address, City or Town	Suffolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23434
City Area Code	757
Local Phone Number	966-1432
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Danny Meeks
Entity Address, Address Line Two	Chief Executive Officer
Entity Address, Address Line Three	277 Suburban Drive
Entity Address, City or Town	Suffolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23434
City Area Code	757
Local Phone Number	966-1432